Shareholder's Equity - Additional Information (Detail) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	May 13, 2020 USD ($)
Stockholders Equity Note [Line Items]
Shares authorized	69,632,000,000				69,632,000,000
Transfer of Class B ordinary shares to Class A Ordinary shares	17,200,000	17,200,000	12,600,000	4,200,000
Number of Class A ordinary shares repurchased and retired				126,096,000
Aggregate purchase price | ¥				¥ 13,054
Allocation of after-tax profits to statutory surplus fund, percentage	10.00%	10.00%
Limit of statutory surplus fund as a percentage of registered capital, after which allocations to statutory surplus fund are no longer required	50.00%	50.00%
Amounts of restricted paid up capital and statutory reserve funds of PRC subsidiaries and net assets of VIEs	¥ 47,300				$ 6,900		¥ 45,900
Foreign currency translation adjustment	¥ 2,100	$ 298	¥ 537	¥ 1,200
Balance number of Treasury stock, shares	49,408,840				49,408,840		57,343,528
Number of Class A ordinary shares repurchased and not retired	17,307,400	17,307,400	57,343,528
Aggregate purchase price | ¥	¥ 1,925		¥ 7,581
Stock Issued During Period exercise of share options and vesting of restricted shares	25,242,088	25,242,088
Previously Reported [Member]
Stockholders Equity Note [Line Items]
Number of Class A ordinary shares repurchased and retired				1,576,200
Number of Class A ordinary shares repurchased and not retired	216,343	216,343	716,794
2020 Shares Repurchase Program
Stockholders Equity Note [Line Items]
Stock repurchase program, proposed aggregate value | $								$ 4,500	$ 3,000	$ 1,000
Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized	800,000,000				800,000,000
Preferred Stock | Previously Reported [Member]
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized	10,000,000				10,000,000
Class A Ordinary Shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized	66,000,000,000				66,000,000,000		66,000,000,000
Par value per share (US$) | $ / shares					$ 0.000000625	$ 0.000000625
Common stock, shares outstanding	2,254,485,072				2,254,485,072		2,205,032,472
Aggregate purchase price | ¥				¥ 13,100
Aggregate purchase price	¥ 1,900	$ 279	¥ 7,600
Class A Ordinary Shares | Previously Reported [Member]
Stockholders Equity Note [Line Items]
Common stock, shares authorized							825,000,000
Par value per share (US$) | $ / shares					$ 0.00005	0.00005
Common stock, shares outstanding	28,181,063				28,181,063
Class B Ordinary Shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized	2,832,000,000				2,832,000,000		2,832,000,000
Par value per share (US$) | $ / shares					$ 0.000000625	0.000000625
Number of votes per share	ten	ten
Common stock, shares outstanding	542,100,320				542,100,320		559,300,320
Class B Ordinary Shares | Previously Reported [Member]
Stockholders Equity Note [Line Items]
Common stock, shares authorized							35,400,000
Par value per share (US$) | $ / shares					$ 0.00005	$ 0.00005
Common stock, shares outstanding	6,776,254				6,776,254